2. CHINA JOINT VENTURE (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
China Joint Venture Details Narrative
Net loss	$ 2,046,548	$ 3,038,432
Product sales	$ 70,328	$ 853,663